Investments and fair value measurements - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments, All Other Investments [Abstract]
Debt securities, held-to-maturity, restricted	$ 4,900,000		$ 4,900,000		$ 5,100,000	$ 7,100,000
Change in net unrealized gains and losses on held-to-maturity debt			(100,000)	$ 200,000	900,000	100,000	$ 0
Held-to-maturity, greater than 12 months, unrealized losses	8,000		8,000		0	0
Change in net unrealized gains on available-for-sale debt securities	0	$ (600,000)	(900,000)	$ (700,000)	200,000	700,000
Available-for-sale debt securities in excess of 12 months					0	0
Unrealized Gains	0		0		918,000	708,000
Unrealized losses	$ 0		$ 0		$ 0	$ 0